Right of use assets and Lease liabilities (Details1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
As of January	$ 25,804,121	$ 31,404,247
Historic cost	25,804,121	31,404,247
Accumulated depreciation	25,804,121	31,404,247
Additions	4,952,681
Transfers	(42,913)	(1,723,530)
Conversion effect historic cost	(1,469,263)	1,786
Depreciation	(5,811,510)	(5,272,831)
Conversion effect depreciation	769,605	2,152
Others increase (decreased)	1,411,271	1,392,297
Additions of right of use assets	(579,026)
Depreciation of right of use assets	44,386
Changes	(724,769)	(5,600,126)
As of December	25,079,352	25,804,121
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	37,582,838		$ 32,943,019	$ 32,926,984
Accumulated depreciation	37,582,838		32,943,019	32,926,984
As of December	37,582,838
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(12,503,486)		(7,138,898)	(1,522,737)
Accumulated depreciation	(12,503,486)		(7,138,898)	(1,522,737)
As of December	(12,503,486)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	23,400,930	27,773,602
Historic cost	20,924,223	23,400,930
Accumulated depreciation	20,924,223	23,400,930
Additions	1,343,077
Transfers	0	(1,714,780)
Conversion effect historic cost	(694,912)	4,767
Depreciation	(3,940,998)	(3,238,106)
Conversion effect depreciation	318,175	124
Others increase (decreased)	1,032,591	575,323
Additions of right of use assets	(579,026)
Depreciation of right of use assets	44,386
Changes	(2,476,707)	(4,372,672)
As of December	20,924,223	23,400,930
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	29,484,749		28,320,416	29,108,420
Accumulated depreciation	29,484,749		28,320,416	29,108,420
As of December	29,484,749
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(8,560,526)		(4,919,486)	(1,334,818)
Accumulated depreciation	(8,560,526)		(4,919,486)	(1,334,818)
As of December	(8,560,526)
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	1,432,100	2,158,466
Historic cost	2,609,048	1,432,100
Accumulated depreciation	2,609,048	1,432,100
Additions	2,297,702
Transfers	0	(8,750)
Conversion effect historic cost	(754,855)	0
Depreciation	(1,136,226)	(1,492,314)
Conversion effect depreciation	438,803	0
Others increase (decreased)	331,524	774,698
Additions of right of use assets	0
Depreciation of right of use assets	0
Changes	1,176,948	(726,366)
As of December	2,609,048	1,432,100
Machinery [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	5,304,754		3,105,625	2,340,290
Accumulated depreciation	5,304,754		3,105,625	2,340,290
As of December	5,304,754
Machinery [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(2,695,706)		(1,673,525)	(181,824)
Accumulated depreciation	(2,695,706)		(1,673,525)	(181,824)
As of December	(2,695,706)
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	905,472	1,372,250
Historic cost	1,516,814	905,472
Accumulated depreciation	1,516,814	905,472
Additions	1,263,506
Transfers	0	0
Conversion effect historic cost	(5,873)	(4,476)
Depreciation	(696,217)	(507,315)
Conversion effect depreciation	2,770	1,881
Others increase (decreased)	47,156	43,132
Additions of right of use assets	0
Depreciation of right of use assets	0
Changes	611,342	(466,778)
As of December	1,516,814	905,472
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	2,700,905		1,410,382	1,372,250
Accumulated depreciation	2,700,905		1,410,382	1,372,250
As of December	2,700,905
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(1,184,091)		(504,910)	0
Accumulated depreciation	(1,184,091)		(504,910)	0
As of December	(1,184,091)
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	65,619	99,929
Historic cost	29,267	65,619
Accumulated depreciation	29,267	65,619
Additions	48,396
Transfers	(42,913)	0
Conversion effect historic cost	(13,623)	1,495
Depreciation	(38,069)	(35,096)
Conversion effect depreciation	9,857	147
Others increase (decreased)	0	(856)
Additions of right of use assets	0
Depreciation of right of use assets	0
Changes	(36,352)	(34,310)
As of December	29,267	$ 65,619
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	92,430		106,596	106,024
Accumulated depreciation	92,430		106,596	106,024
As of December	92,430
Other property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(63,163)		(40,977)	(6,095)
Accumulated depreciation	(63,163)		$ (40,977)	$ (6,095)
As of December	$ (63,163)